Borrowings - Changes in borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Borrowings
Balances at the beginning of the year	$ 1,208,344	$ 1,126,658
Adjustment on adoption of IFRS 16		(1,715)
Adjusted balances at the beginning of the period	1,208,344	1,124,943
Loans obtained	224,310	196,977
Loans paid	(71,466)	(90,457)
Interest paid	(41,149)	(78,832)	$ (70,637)
Accrued interest for the year	81,931	89,361
Debt renegotiation expenses capitalization	(10,975)
Translation differences and inflation adjustment	(46,178)	(33,648)
Balances at the end of the year	$ 1,344,817	$ 1,208,344	$ 1,126,658